INVENTORIES (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories consist of raw materials, work in process and finished goods and are stated at the lower of cost (first-in, first-out basis) or market (net realizable value), and summarized as follows:

	December 31, 2012	March 31, 2012
Raw Materials	547,455	304,882
Work-in-Process	436,976	—
Finished Goods	—	—
Total Inventory	984,431	304,482

Inventories at March 31, 2012 and 2011 consist of the following:

	2012	2011
Finished Goods	$—	$156,399
Work-in-Process	25,200	—
Raw Materials	373,020	1,507,419
	398,220	1,663,818
Less: Inventory Valuation Reserve	(93,338)	(1,047,456)
	$304,882	$616,362